Significant Accounting Policies and Basis of Presentation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Foreign currency transaction loss, before tax	$ 1,100,000	$ 6,400,000	$ 1,500,000
Inventory provision (recovery)	56,500,000	9,500,000	1,700,000
Inventory valuation reserves	29,300,000	28,700,000
Inventory, firm purchase commitment, loss	700,000	34,300,000	19,700,000
Goodwill impairment loss	0	0	0
Impairment loss	2,870,000	22,618,000	131,646,000
Tangible asset impairment charges	0	7,000,000.0	72,300,000
Impairment of capitalized licensed content assets	0	0	65,500,000
Advertising costs	$ 28,800,000	$ 9,700,000	$ 3,700,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	18 months
Minimum | Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	11 years
Gross profit | Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk	11.00%	12.00%
Gross profit | Net Revenue | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk	11.00%	10.00%
Gross profit | Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk	11.00%	10.00%